Inventory	12 Months Ended
Dec. 31, 2022
Classes of current inventories [abstract]
Inventory [Text Block]

5) Inventory

	December 31,	December 31,
	2022	2021
Finished products	$48,546	$32,069
Work-in-process	998	967
Stockpiles	284	593
Warehouse materials	14,393	11,693
Total	$64,221	$45,322

During the year ended December 31, 2022, the Company recognized a net realizable value write-down of $1,987 for finished products (year ended December 31, 2021 - $558), $6,435 for battery components (year ended December 31, 2021 - $nil) and $317 for warehouse materials (year ended December 31, 2021 - $nil). The write- downs for finished products and warehouse materials are included in operating costs (note 23) and the write- down for battery components is included in technology start-up costs. At December 31, 2022, the net realizable value allowance was $1,987 for finished products, $6,435 for battery components and $317 for warehouse materials (December 31, 2021 - $558, $nil and $nil). The value of battery components inventory at December 31, 2022 and December 31, 2021 was $nil. As inventory is sold, previously recorded net realizable value write-downs are reclassified from inventory write-down to direct mine and production costs or product acquisition costs as appropriate (note 23).